MFA 2025-NQM3 Trust ABS-15G

Exhibit 99.17

Client Name:
Client Project Name:	MFA 2025-NQM3
Start - End Dates:	12/9/2021 - 5/23/2025
Deal Loan Count:	270

Conditions Report 2.0

Loans in Report:	270
Loans with Conditions:	115

21 - Total Active Conditions
21 - Non-Material Conditions
19 - Credit Review Scope
5 - Category: Credit/Mtg History
4 - Category: Income/Employment
2 - Category: Insurance
4 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: Property
93 - Total Satisfied Conditions

50 - Credit Review Scope
10 - Category: Application
2 - Category: Assets
4 - Category: Credit/Mtg History
3 - Category: DTI
12 - Category: Income/Employment
7 - Category: Insurance
11 - Category: Legal Documents
1 - Category: Title
20 - Property Valuations Review Scope
17 - Category: Appraisal
2 - Category: FEMA
1 - Category: Value
23 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
2 - Category: Right of Rescission
19 - Category: TILA/RESPA Integrated Disclosure
68 - Total Waived Conditions

57 - Credit Review Scope
5 - Category: Assets
26 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: Income/Employment
14 - Category: LTV/CLTV
8 - Category: Terms/Guidelines
7 - Property Valuations Review Scope
1 - Category: Appraisal
4 - Category: FEMA
2 - Category: Property
4 - Compliance Review Scope
1 - Category: Documentation
1 - Category: Right of Rescission
2 - Category: State Consumer Protection

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